Subsequent Event - Additional Information (Detail) - BRL (R$)			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 27, 2018	Mar. 27, 2014	Apr. 30, 2014	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Net Profit (Loss) for the period				R$ 16,008,346,000	R$ (754,695,000)	R$ (4,027,661,000)	R$ (15,679,742,000)	R$ (10,794,183,000)
Increase in equity		R$ 13,960,000,000	R$ 13,217,865,000
Subsequent Event
Subsequent Event [Line Items]
Capitalization Of claims	R$ 10,600,097
Common stock issued	1,514,299,603
Common stock issued per share	R$ 7.00
Common stock shares subscribed	R$ 68,263
Common stock subscribed value	R$ 477,841
Subscribe warrants issued	116,480,467
Warrants issued to shareholders	5,197
Net Profit (Loss) for the period	R$ 16,000,000,000
Increase in financial liabilities	6,000,000,000
Increase in equity	11,000,000,000
Decrease in liability	R$ (32,000,000,000)
Subsequent Event | Minimum
Subsequent Event [Line Items]
Diluted earnings per share	50.00%